Share-Based Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Expense [Abstract]
SHARE-BASED COMPENSATION EXPENSE

11. SHARE-BASED COMPENSATION EXPENSE

Prior to the Merger, Fold Predecessor historically granted Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”) under the Fold, Inc. 2019 Equity Incentive Plan (the “2019 Equity Plan”). In connection with the Merger, the Company adopted the 2025 Incentive Award Plan (the “2025 Equity Plan”) and the ESPP which became effective immediately on the date of the Merger. See Note 10 for further information regarding the Company’s ESPP. Collectively, the 2019 Equity Plan and 2025 Equity Plan are referred to as the “Equity Plans”.

Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan, an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of Fold Holdings, Inc. Common Stock as of the Closing, (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the Closing and (iii) the number of shares that were subject to awards under the 2019 Equity Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Equity Plan, were initially reserved under the 2025 Equity Plan.

The purpose of the Equity Plans is to offer select Participants (defined as employees, consultants, or outside directors) the opportunity to acquire equity in the Company through the awards of Options, RSAs, Stock Appreciation Rights, RSUs, and Other Stock Awards (collectively and individually, “Awards”). RSUs are Awards of an unfunded and unsecured right to receive shares of Common Stock (or cash or a combination of shares of Common Stock and cash, as determined in the sole discretion of the Board) upon settlement of the Award. RSAs are Awards of restricted shares of Company Common Stock. Each Award may or may not be subject to vesting. Vesting occurs upon satisfaction of the conditions specified in each individual award agreement. As of June 30, 2026, the Company has not issued any Options, Stock Appreciation Rights, or Other Stock Awards through the Equity Plans.

Restricted Stock Units

Prior to the Merger, Fold Predecessor’s RSUs had two vesting conditions: a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of Common Stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 was deemed to have satisfied the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement.

On February 14, 2025, upon Closing of the Merger, each outstanding Fold Predecessor RSU award was converted into an Award of RSUs covering a number of shares of Common Stock of Fold Holdings, Inc. determined by multiplying (i) the number of shares of Fold Predecessor Common Stock subject to the Fold Predecessor RSU Award immediately prior to the consummation of the Merger by (ii) ~82.5% (rounded down to the nearest whole share). As the Merger was deemed to have satisfied the performance vesting condition under the RSU Awards, 1.4 million Fold Predecessor RSUs vested upon the Closing of the Merger, resulting in the recognition of share-based compensation expense totaling $4.4 million with a weighted average grant date fair value of $3.37 for RSUs vested during the period.

The Company recognized $1.7 million and $3.4 million of share-based compensation expense for the three and six months ended June 30, 2026, respectively. The Company recognized $1.7 million and $6.9 million of share-based compensation expense for the three and six months ended June 30, 2025, which included $4.4 million of share-based compensation expense that was immediately recognized due to the performance condition being satisfied on February 14, 2025. There was $14.1 million of unrecognized share-based compensation expense related to unvested awards as of June 30, 2026. The unrecognized compensation expense will be recognized on a straight-line basis over the weighted average vesting period of 2.86 years.

Restricted Stock Award

The Company’s awarded RSAs are not subject to any performance condition vesting requirements and are instead subject only to service conditions. We recorded no share-based compensation expense for the six months ended June 30, 2026 and 2025, respectively. There was no unrecognized compensation expense related to RSAs as of June 30, 2026 or December 31, 2025. There were no additional RSAs granted during the six months ended June 30, 2026 or June 30, 2025.

Determination of fair value

The initial value of the Awards on the dates that the RSUs and RSAs were granted was determined based on the underlying value of Fold Predecessor’s Common Stock. As securities of a private company, the Fold Predecessor’s Common Stock was valued by performing an enterprise valuation using a guideline public company market approach method. This method leverages an analysis of publicly traded peers to develop relevant market multiples and ratios applied to the Company’s historical and expected cash flows. As a public company, the fair value of our Common Stock is determined on the grant date using the closing price of our Common Stock, which is traded on the Nasdaq Capital Market.

RSU and RSA activity

The following table summarizes RSU and RSA share activity under the Equity Plans for the six months ended June 30, 2026 and 2025:

	RSUs	RSAs
Shares nonvested at January 1, 2026	3,590,873	—
Granted	2,843,562	—
Vested	(1,180,940)	—
Forfeited	(68,862)	—
Shares nonvested at June 30, 2026	5,184,633	—
	RSUs	RSAs
Shares nonvested at January 1, 2025	2,098,620	17,270
Granted	3,064,628	—
Vested	(1,565,160)	(17,270)
Forfeited	(38,034)	—
Shares nonvested at June 30, 2025	3,560,054	—

12. SHARE-BASED COMPENSATION EXPENSE

Prior to the Merger, Fold Predecessor historically granted RSAs and RSUs under the Fold, Inc. 2019 Equity Incentive Plan (the “2019 Equity Plan”). In connection with the Merger, the Company adopted a new 2025 Incentive Award Plan (the “2025 Equity Plan”) as well as the ESPP which became effective immediately on the date of the Merger. See Note 11 for further information regarding the Company’s ESPP. Collectively, these plans are referred to as the “Equity Plans”.

Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan, an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of Fold Holdings, Inc. Common Stock as of the Closing, (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the Closing and (iii) the number of shares that were subject to awards under the 2019 Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Equity Plan, were initially reserved under the 2025 Equity Plan.

The purpose of the Equity Plans is to offer select Participants (defined as employees, consultants, or outside directors) the opportunity to acquire equity in the Company through the awards of Options, RSAs, Stock Appreciation Rights, RSUs, and Other Stock Awards (collectively and individually, “Awards”). RSUs are Awards of an unfunded and unsecured right to receive shares of Common Stock (or cash or a combination of shares of Common Stock and cash, as determined in the discretion of the Compensation Committee) upon settlement of the Award. RSAs are Awards of restricted shares of Company Common Stock. Each Award may or may not be subject to vesting. Vesting occurs upon satisfaction of the conditions specified in each individual award agreement. As of December 31, 2025, the Company has not issued any Options, Stock Appreciation Rights, or Other Stock Awards through the Equity Plans.

Restricted Stock Units

Prior to the Merger, Fold Predecessor’s RSUs had two vesting conditions: a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of Common Stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 was deemed to have satisfied the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some Company RSUs have been granted with different service-vesting schedules).

On February 14, 2025, upon Closing of the Merger, each outstanding Fold Predecessor RSU award was converted into an Award of RSUs covering a number of shares of Common Stock of Fold Holdings, Inc. determined by multiplying (i) the number of shares of Fold Predecessor Common Stock subject to the Fold Predecessor RSU award immediately prior to the consummation of the Merger by (ii) ~82.5% (rounded down to the nearest whole share). As the Merger was deemed to have satisfied the performance vesting condition under the RSU awards, 1.4 million Fold Predecessor RSUs vested upon the Closing of the Merger, resulting in the recognition of share-based compensation expense totaling $4.4 million with a weighted average grant date fair value of $3.37 for RSUs vested during the period.

The Company recognized $10.0 million of share-based compensation expense for the year ended December 31, 2025. $4.4 million of share-based compensation expense was immediately recognized due to the performance condition deemed being satisfied on February 14, 2025. As the performance condition was not met as of December 31, 2024, no share-based compensation was recognized for the year ended December 31, 2024. There was $13.8 million of unrecognized shared-based compensation expense related to unvested awards as of December 31, 2025. The unrecognized compensation expense will be recognized on a straight-line basis over the weighted average vesting period of 2.96 years.

Restricted Stock Award

The Company’s awarded RSAs are not subject to any performance condition vesting requirements and are instead subject only to service conditions. We recorded no share-based compensation expense related to RSAs for the years ended December 31, 2025 and December 31, 2024. There was no material unrecognized compensation expense related to RSAs as of December 31, 2025 or December 31, 2024. There were not any additional RSAs granted during the year ended December 31, 2025 or December 31, 2024.

Determination of fair value

The initial value of the Awards on the dates that the RSUs and RSAs were granted was determined based on the underlying value of Fold Predecessor’s Common Stock. As securities of a private company, the Fold Predecessor’s Common Stock was valued by performing an enterprise valuation using a guideline public company market approach method. This method leverages an analysis of publicly traded peers to develop relevant market multiples and ratios applied to the Company’s historical and expected cash flows. As a public company, the fair value of our Common Stock is determined on the grant date using the closing price of our Common Stock, which is traded on the Nasdaq Capital Market.

RSU and RSA activity

The following table summarizes RSU and RSA share activity under the Equity Plans for the year ended December 31, 2025 and 2024:

	RSUs	RSAs
Shares nonvested at January 1, 2024	1,271,784	124,176
Granted	830,748	—
Vested	—	(106,906)
Forfeited	(3,912)	—
Shares nonvested at December 31, 2024	2,098,620	17,270
Granted	3,513,086	—
Vested	(1,755,232)	(17,270)
Forfeited	(265,601)	—
Shares nonvested at December 31, 2025	3,590,873	—